Prepaid Expenses (Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current prepayments [abstract]
Prepaid research and development expenses	$ 110,249	$ 71,201	$ 44,905
Prepaid inventory	34,753	22,460	11,667
Prepaid software	18,564	6,240	4,309
Prepaid advertising expenses	9,463	19,933	13,479
Other prepaid expenses	14,919	14,238	1,662
Total prepaid expenses	$ 187,948	$ 134,072	$ 76,022